FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of Foreign Currency Risk (Details)	May 31, 2025 CAD ($)	May 31, 2025 USD ($)	May 31, 2024 CAD ($)	May 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Services receivable	$ 104,765		$ 172,520
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 3,462,908		$ 140
Services receivable		12,500		0
Trade payables		(10,218)		(37,647)
Net US dollar exposure		$ (3,465,190)		$ 37,507